Commitments and contingencies (Details) € in Thousands, claim in Thousands, $ in Thousands			1 Months Ended	9 Months Ended
	Mar. 29, 2019 USD ($)	Mar. 29, 2019 EUR (€)	May 31, 2017 subsidiary	Sep. 30, 2021 USD ($) item	Sep. 30, 2021 EUR (€) item	Sep. 30, 2021 EUR (€)	Jul. 31, 2015 USD ($) claim	Jul. 31, 2015 EUR (€) claim
Commitments and contingencies
Number of U.S. FDA Pending Warning Letters | item				1	1
Foreign Corrupt Practices Act
Commitments and contingencies
FCPA related payment	$ 231,715	€ 205,854
Acid Concentrate Products - Personal Injury
Commitments and contingencies
Settlement fund				$ 220,000		€ 179,284
Net litigation settlement expense recorded				60,000	€ 48,896
Amount to be recovered by AIG, if it prevails in all its remaining claims				60,000		48,896
Amount that FMCH claims to recover				$ 108,000		€ 88,012
Hawaii Medicaid False Claims
Commitments and contingencies
Amount claimed against company							$ 7,700	€ 6,275
Number of claims submitted | claim							20	20
United States Attorney for the Middle District of Tennessee
Commitments and contingencies
Number of subsidiaries to which subpoenas were issued | subsidiary			2